STOCKHOLDER RECEIVABLE (Details Narrative) - Black Bird Potentials Inc. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stockholder receivable, shares	42,885	42,885	42,885	42,885
Stockholder receivable, value	$ 1,000	$ 1,000	$ 1,000	$ 1,000